Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Stock based compensation	$ 532,500		$ 1,173,334
Employee Compensation [Member]
Stock based compensation	72,500	0	193,333	0
Consulting Fees [Member]
Stock based compensation	$ 532,500	$ 0	$ 1,173,334	$ 0